EVENTS AFTER THE REPORTING PERIOD (Details) - EUR (€) € in Millions	Jul. 11, 2025	Jun. 27, 2025
Spanish Tax Authorities
Disclosure of non-adjusting events after reporting period [line items]
Value added tax receivables		€ 250
Tax Authorities of Bizkaia
Disclosure of non-adjusting events after reporting period [line items]
Value added tax payables		280
Value added tax payables, net		€ 30
Changes in tax rates or tax laws enacted or announced | Maximum | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in deferred tax liability (asset)	€ (70)